Restricted Cash and Other Deposits (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 DKK (kr)	Jun. 01, 2024 USD ($)
Restricted Cash and Other Deposits [Line Items]
Funds transferred				$ 15,000,000
Deposit	$ 15,000,000
Restricted cash		€ 20,000	kr 450,000
BMW [Member]
Restricted Cash and Other Deposits [Line Items]
Accrued interest.	$ 269,272